Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Other Current Liabilities [Abstract]
Summary of Other Current Liabilities

	As at March 31
Particulars	2025	2026
Statutory liabilities	23,188	18,159
Employee related payables	8,250	8,375
Refund due to customers	51,011	52,634
Other liabilities (related to business combination) (refer notes below and 7 (b))	4,390	8,558
Total	86,839	87,726